Other receivables, prepayments and deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other receivables, prepayments and deposits
Dividend receivables (Note 22)	$ 26,246	$ 46,387
Prepayments	22,329	14,128
Value-added tax receivables	1,491	16,616
Deposits	1,214	1,255
Amounts due from related parties (Note 23(ii))	998	1,149
Others	1,936	1,506
Total	54,214	81,041
Allowance for credit losses of other receivables, prepayments and deposits	$ 0	$ 0